Cash and due from banks and inter-bank funds - Summary of restricted fund (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Inter-bank transfers	S/ 431,052	S/ 141,681
Derivative financial instruments	34,784	121,613
Repurchase agreements with the BCRP	0	419,410
Others	2,408	2,100
Total	S/ 468,244	S/ 684,804